Capital management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Capital
CET1 capital	$ 57,963	$ 57,001
Tier 1 capital	64,341	63,279
Total capital	73,758	72,494
Risk-weighted Assets (RWA) used in calculation of capital ratios
CET1 capital RWA	508,512	495,528
Tier 1 capital RWA	508,512	495,993
Total capital RWA	508,512	496,459
Total capital RWA consisting of:
Credit risk	410,003	401,534
Market risk	34,862	32,209
Operational risk	63,647	62,716
Total capital RWA	$ 508,512	$ 496,459
Capital ratios and Leverage ratios
CET1 ratio	11.40%	11.50%
Tier 1 capital ratio	12.70%	12.80%
Total capital ratio	14.50%	14.60%
Leverage ratio	4.30%	4.40%
Leverage ratio exposure (billions)	$ 1,501,800	$ 1,450,800